CONCENTRATIONS AND RISKS	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

Note 17 - CONCENTRATIONS AND RISKS

■ Concentrations

(a) Customer

The following table sets forth information as to each customer that accounted for 10% or more of net revenue for the years ended September 30, 2024, 2023 and 2022.

	Years Ended September 30,
	2024		2023		2022
	Amount	%	Amount	%	Amount	%
Customer
Customer A	$194,598	37%	$264,686	30%	$208,085	16%
Customer B	134,551	26%	147,268	16%	-	-
Customer C	-	-	142,807	16%	-	-
Customer D	75,562	14%	121,509	14%	140,856	11%
Customer E	-	-	-	-	233,846	18%
Total	$404,711	77%	$676,270	76%	$582,787	45%

The following table sets forth information as to each customer that accounted for 10% or more of total gross accounts receivable as of September 30, 2024 and 2023.

	September 30, 2024		September 30, 2023
	Amount	% of Total	Amount	% of Total
Customer
Customer B	$121,524	73%	$94,060	40%
Customer A	-	-	85,984	37%
Customer C	29,412	17%	-	-
Customer F	-	-	28,498	12%
Total	$150,936	90%	$208,542	89%

(b) Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of purchase for the years ended September 30, 2024, 2023 and 2022.

	Years Ended September 30,
	2024		2023		2022
	Amount	%	Amount	%	Amount	%
Supplier
Supplier A	$112,285	37%	$205,573	46%	$282,980	51%
Supplier B	36,047	12%			-	-
Supplier C	-	-	59,604	13%	-	-
Total	$148,332	49%	$305,707	59%	$282,980	51%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2024 and 2023.

	September 30, 2024		September 30, 2023
	Amount	% of Total	Amount	% of Total
Supplier
Supplier D	$17,812	57%	$13,706	26%
Supplier E	13,537	43%	13,021	25%
Supplier C	-	-	17,147	33%
Total	$31,349	100%	$43,874	84%

■ Currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

■ Credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents. As of September 30, 2024, 2023 and 2022, substantially all of the Company’s cash were held by major financial institutions located in the PRC, which management believes are of high credit quality.

Other credit risk consists principally of accounts receivable, prepaid expenses and due from related parties. A portion of the Company’s sales are credit sales which are to the customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.